Note 47 Impairment Or Reversal Of Impairment On Financial Assets Not Measured At Fair Value Through Profit Or Loss (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss [Line Items]
Impairment on financial assets at fair value through other comprehensive income - debt securities		€ 76	€ 17	€ 19
Impairment Financial Assets At Amortised Cost	[1]	3,303	3,017	5,160
Gain on recovery of loans and advances previously written off	[1]	(390)	(423)	(339)
Impairment loss on financial assets		€ 3,379	€ 3,034	€ 5,179

[1]	(1) In 2020, the amount included the negative impact of the update of the macroeconomic scenario following the COVID-19 pandemic